Basis of Presentation - Schedule of Principles of Consolidation (Details) (10-Q) (Parenthetical)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015	Dec. 31, 2014	Dec. 08, 2014	Jul. 08, 2014
Minority interests ownership percent		3.00%	3.00%				15.00%
Key Experts and Advisors [Member]
Ownership percent							16.00%
Investor [Member]
Ownership percent				3.00%		1.60%
Minority interests ownership percent						1.60%
Players Network [Member]
Ownership percent	85.40%	85.40%			85.40%		84.00%
Minority interests ownership percent	14.60%	14.60%			14.60%